Short-term Loans (Details) ¥ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2018 USD ($)	May 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 08, 2020	Dec. 31, 2019 CNY (¥)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount				$ 8,300,000
Effective interest rate, percentage								6.70%
Property with carrying value of the collateral | ¥																¥ 7.2
Working capial duration	1 year					1 year
Loan repayment				$ 9,455,440		$ 8,790,530	$ 8,244,905
Debt instrument, description				For the remaining balance of $0.17 million (RMB 1.2 million), the Company entered into a loan extension agreement with HHMC to extend the repayment date to November 11, 2020 with a fixed interest rate of 16‰ per month before May 11, 2020, and a fixed interest rate of 2% per month from May 11,2020 to the actual repayment date.	For the remaining balance of $0.17 million (RMB 1.2 million), the Company entered into a loan extension agreement with HHMC to extend the repayment date to November 11, 2020 with a fixed interest rate of 16‰ per month before May 11, 2020, and a fixed interest rate of 2% per month from May 11,2020 to the actual repayment date.
Interest expense on all short-term bank loans				$ 609,097		480,452	$ 365,964
China Merchants Bank [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount		$ 4,400,000														¥ 30.0
Property with carrying value of the collateral		1,000,000
Land use right		$ 400,000
Outstanding loan balance				$ 3,590,000					¥ 25.0
Debt maturity			Pursuit to the agreement, BEIT entered into three loan agreements in February, March and April, 2018 with BJB to borrow the full amount. These loans have a term of 12 months and bear fixed interest rates ranging from 5.22% to 5.4475% per annum.
China Merchants Bank [Member] | Minimum [Member]
Short-term Loans (Details) [Line Items]
Effective interest rate, percentage		5.655%														5.655%
China Merchants Bank [Member] | Maximum [Member]
Short-term Loans (Details) [Line Items]
Effective interest rate, percentage		10.53%														10.53%
Beijing Bank [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount			$ 2,900,000														¥ 20.0
Description of loan agreement				In June and July 2019, Beijing REIT entered into two bank loan agreements with BOC to borrow approximately $1.5 million (RMB 10 million) as working capital for six and seven months.	In June and July 2019, Beijing REIT entered into two bank loan agreements with BOC to borrow approximately $1.5 million (RMB 10 million) as working capital for six and seven months.
Beijing Bank [Member] | Minimum [Member]
Short-term Loans (Details) [Line Items]
Effective interest rate, percentage			5.22%														5.22%
Beijing Bank [Member] | Maximum [Member]
Short-term Loans (Details) [Line Items]
Effective interest rate, percentage			5.4475%														5.4475%
Bank Of Communications [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount	$ 1,500,000									$ 1,500,000	¥ 10.0	$ 1,500,000	¥ 10.0		¥ 10.0
Effective interest rate, percentage	5.0025%									5.0025%	5.0025%	5.0025%	5.0025%		5.0025%
Outstanding loan balance				$ 718,000					5.0
Loan repayment				700,000	¥ 5.0
Haikong Holdings Microfinance Co Ltd [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount						$ 220,000								¥ 1.5
Effective interest rate, percentage						19.20%								19.20%
Property with carrying value of the collateral						$ 200,000								¥ 1.4
Loan repayment				40,000	¥ 0.3
Changjiang Li Autonomous County Rural Credit Cooperative Association [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount				$ 300,000					¥ 2.0
Effective interest rate, percentage				8.50%					8.50%
Hunyuan Rural Credit Cooperative Association [Member]
Short-term Loans (Details) [Line Items]
Borrow an aggregate amount				$ 700,000					¥ 5.0
Working capial duration				1 year	1 year
Fixed interest rate percentage				8.04%					8.04%
Beijing REIT [Member]
Short-term Loans (Details) [Line Items]
Line of credit, description				During 2018 and 2019, Beijing REIT entered into multiple loan agreements with CMB and the $4.4 million line of credit has been fully used.	During 2018 and 2019, Beijing REIT entered into multiple loan agreements with CMB and the $4.4 million line of credit has been fully used.
Line of credit						$ 4.4
Beijing Bank [Member]
Short-term Loans (Details) [Line Items]
Description of loan agreement				In fiscal 2019, pursuit to the agreement, Bejing REIT entered into four loan agreements in January, February, April and May, 2019 with BJB to borrow approximately $2.9 million (RMB 20 million) as working capital. These loans have a term of 12 months and bear fixed interest rate of 5.4400% per annum.	In fiscal 2019, pursuit to the agreement, Bejing REIT entered into four loan agreements in January, February, April and May, 2019 with BJB to borrow approximately $2.9 million (RMB 20 million) as working capital. These loans have a term of 12 months and bear fixed interest rate of 5.4400% per annum.